Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 12, 2022	Dec. 31, 2021
Restricted cash	$ 25,095		$ 33,496
Warrants outstanding	5,907,000
Class of warrants repurchased	1,300,000	1,300,000
Private Placement Warrants
Warrants outstanding	0
Class of warrants repurchased	100,000
Letter of Credit
Restricted cash	$ 400		$ 400